Note 13 - Derivative Instruments and Hedging Activities - (Losses) Gains Recognized on Derivatives Instruments Not Designated as Hedging (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative instruments gain (loss)	$ 1,358	$ 74	$ 150
Foreign Exchange Forward [Member]
Derivative instruments gain (loss)	$ 1,358	$ 74	$ 150